United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: 11/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2012
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2011 through November 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2012, was 7.20% for Class A Shares, 6.62% for Class B Shares, 6.64% for Class C Shares, 7.07% for Class R Shares, 7.88% for Institutional Shares and 7.55% for Service Shares. The total return of the Barclays U.S. Aggregate Bond Index (BAB),1 the Fund's broad-based securities market index, was 5.51% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BAB.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BAB were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “ sectors”); and (2) the effect of changing interest rates (referred to as “duration”).2
For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
The 12-month reporting period continued to demonstrate the alternating “risk-on” and “risk-off” scenarios that have characterized the investment environment since the Great Recession ended in 2009. Generally speaking, economic activity in the largest developed economies (i.e., United States, Europe and Japan) was far below historical trend growth rates. In fact, both Europe (collectively) and Japan moved back into recession, while the United States struggled to maintain a growth rate in and around 2%. In most emerging economies, real economic growth continued, but at slower than anticipated rates. In sum, world economic growth was disappointing relative to expectations.
Given the economic backdrop, most worldwide monetary authorities continued to provide and/or increase stimulus to assist activity during the 12-month reporting period. The Federal Reserve, for its part, instituted a number of measures, most notably what has become known as another round of quantitative easing (QE3), a direct mortgage securities purchase program. This QE3 program, similar to those previously executed, was designed to suppress long maturity interest rates in the hopes of reviving economic growth.
From a corporate perspective, earnings largely continued to exceed analyst expectations during the 12-month reporting period, but clearly exhibited a growth deceleration. More troublesome was the near lack of any revenue growth on a year-over-year basis. Despite these relative earnings concerns, investor demand for higher-yielding bonds continued at record levels, given the declining trend in overall U.S. Treasury bond yields.
Annual Shareholder Report

SECTOR
During the 12-month reporting period, sector allocation was a positive contributor to Fund performance relative to the BAB. For much of the reporting period, the Fund maintained overweight positions in virtually all of the non-U.S. government sectors including commercial mortgages, corporate bonds and emerging market bonds.3 These sectors significantly outperformed the BAB.
DURATION
During the 12-month reporting period, duration was a negative contributor to Fund performance relative to the BAB, due to the Fund's overall interest rate exposure being less than the BAB during much of the spring and summer months, a period of falling interest rates.4 While the Fund's net asset value rose over this time frame, the rise was less than experienced in the BAB. Anticipating rising interest rates, the Fund held short positions in Treasury futures contracts from May through July. This negatively impacted Fund performance due to falling interest rates during this period.
1	Barclays Capital changed the name of the BAB Index from “Barclays Capital U.S. Aggregate Bond Index” to “Barclays U.S. Aggregate Bond Index.” The BAB is an index composed of securities from the Barclays Government/Credit Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
3	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund (the “Fund”) from November 30, 2002 to November 30, 2012, compared to the Barclays U.S. Aggregate Bond Index (BAB)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2
Average Annual Total Returns for the Period Ended 11/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	2.39%	5.02%	4.90%
Class B Shares	1.12%	5.10%	4.94%
Class C Shares	5.64%	5.46%	4.86%
Class R Shares	7.07%	5.80%	5.16%
Institutional Shares	7.88%	6.59%	5.96%
Service Shares	7.55%	6.28%	5.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 INVESTMENT–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 INVESTMENT–CLASS B SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–class c shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 INVESTMENT–CLASS R SHARES
Annual Shareholder Report

Growth of a $10,000 investment–institutional shares
Growth of a $10,000 Investment–SERVICE SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAB and the LIIGDCA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.
2	Barclays Capital changed the name of the BAB index from “Barclays Capital U.S. Aggregate Bond Index” to “Barclays U.S. Aggregate Bond Index.” The BAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BAB is an index composed of securities from the Barclays Government/Credit Total Index, Mortgage-Backed Securities Index and Asset Backed Securities Index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. It is not possible to invest directly in an index or average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	44.4%
U.S. Treasury and Agency Securities	24.1%
Mortgage-Backed Securities[3]	23.4%
Collateralized Mortgage Obligations	3.7%
Trade Finance Agreements	1.9%
Municipal Securities	0.3%
Asset-Backed Securities	0.1%
Adjustable Rate Securities[4]	0.0%
Certificate of Deposit[4]	0.0%
Floating Rate Loan[4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Securities Lending Collateral[6]	9.4%
Other Security Types[7]	0.1%
Cash Equivalents[8]	4.8%
Other Assets and Liabilities—Net[9]	(12.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stock and preferred stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2012
Principal Amount or Shares			Value
		Corporate Bonds—35.6%
		Basic Industry - Chemicals—0.6%
$4,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$5,485,296
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	588,727
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	351,835
1,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,059,901
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,429,557
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,352,263
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,129,117
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,033,121
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,119,022
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	7,146,073
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,629,955
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,554,169
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,042,248
		TOTAL	43,921,284
		Basic Industry - Metals & Mining—1.8%
650,000		Alcan, Inc., 5.00%, 6/1/2015	712,928
500,000		Alcoa, Inc., 5.87%, 2/23/2022	534,014
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,564,975
5,140,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	5,433,037
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	986,632
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	7,192,160
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,605,007
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,282,264
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,505,351
2,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	2,491,168
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,097,402
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,432,450
9,072,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	9,212,289
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,279,339
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,036,613
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	$3,867,744
1,715,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	2,148,283
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,729,474
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,235,070
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,468,567
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	446,003
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,312,632
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,247,623
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,910,157
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,555,408
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,649,271
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	3,031,987
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,033,222
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,732,761
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,583,416
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,258,051
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	9,013,109
		TOTAL	134,588,407
		Basic Industry - Paper—0.4%
10,700,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	14,118,575
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,537,483
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,390,597
228,000		Westvaco Corp., 7.65%, 3/15/2027	260,420
1,650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,838,153
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,618,257
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,120,172
		TOTAL	31,883,657
		Capital Goods - Aerospace & Defense—0.2%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	659,249
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,541,661
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,435,250
1,000,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	1,087,500
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,854,351
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,475,280
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—continued
$1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	$1,039,010
		TOTAL	18,092,301
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	499,695
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,248,502
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,543,832
		TOTAL	25,292,029
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,768,501
500,000		Caterpillar Financial Services Corp., Series MTN, 6.125%, 2/17/2014	533,571
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,266,668
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	86,269
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,513,390
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	514,426
		TOTAL	15,682,825
		Capital Goods - Diversified Manufacturing—0.7%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,264,242
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,251,201
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,366,284
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,518,120
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,990,764
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,532,105
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,788,219
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,232,112
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,605,630
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,165,264
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	10,564,854
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,821,931
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,601,866
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,747,290
2,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,834,660
		TOTAL	52,284,542
		Capital Goods - Environmental—0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,482,800
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Environmental—continued
$2,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	$3,782,764
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,156,542
		TOTAL	12,422,106
		Capital Goods - Packaging—0.1%
1,430,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,487,558
1,810,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,971,039
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,043,561
		TOTAL	7,502,158
		Communications - Media & Cable—0.4%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	185,984
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	6,202,977
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	2,027,208
10,000,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	10,205,250
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,717,629
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,102,663
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,598,095
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,706,341
		TOTAL	33,746,147
		Communications - Media Noncable—0.7%
2,125,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,497,585
9,946,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	10,977,898
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,304,652
820,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	831,337
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,519,169
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	285,726
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,780,487
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	801,887
5,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	5,245,555
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,495,510
6,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	6,655,873
		TOTAL	51,395,679
		Communications - Telecom Wireless—0.6%
5,430,000		AT&T, Wireless Services, Inc., 8.75%, 3/1/2031	9,013,958
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,851,026
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wireless—continued
$3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	$3,826,328
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,406,141
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	10,342,566
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,726,107
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,474,038
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	3,074,843
		TOTAL	44,715,007
		Communications - Telecom Wirelines—0.9%
500,000		AT&T, Inc., 5.60%, 5/15/2018	606,699
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,787,682
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,686,206
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	16,848,043
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,577,857
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,798,870
296,000		Pacific Bell, Deb., 6.625%, 10/15/2034	310,420
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,245,000
3,900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	4,918,688
5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	5,331,700
2,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	2,085,628
12,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	15,747,822
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,878,969
		TOTAL	68,823,584
		Consumer Cyclical - Automotive—1.8%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,478,317
4,660,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	4,723,917
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,244,084
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,863,739
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	36,358,421
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,766,169
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,209,559
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,786,407
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,400,655
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	$3,098,276
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,063,179
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,509,838
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,369,241
9,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	10,299,347
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,111,583
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	10,099,091
8,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	9,131,127
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,469,012
		TOTAL	135,981,962
		Consumer Cyclical - Entertainment—0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	14,347,233
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,676,278
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,986,416
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,466,632
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,875,274
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,464,392
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,226,781
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,747,558
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,900,087
		TOTAL	46,690,651
		Consumer Cyclical - Lodging—0.3%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,564,250
8,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	8,279,384
6,770,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	7,015,196
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,508,168
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,972
		TOTAL	25,374,970
		Consumer Cyclical - Retailers—0.3%
2,470,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	2,524,175
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.00%, 7/15/2013	1,934,686
562,017	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	613,474
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	6,355,666
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—continued
$2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	$2,844,612
8,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	11,092,584
		TOTAL	25,365,197
		Consumer Cyclical - Services—0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,629,435
6,405,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	6,998,103
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	3,075,071
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,182,544
		TOTAL	16,885,153
		Consumer Non-Cyclical - Food/Beverage—1.1%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	413,728
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,279,104
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,321,976
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,370,735
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,044,410
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,627,539
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,029,880
670,000		Kellogg Co., 1.75%, 5/17/2017	687,889
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,907,783
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,295,000
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	644,463
2,145,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	2,161,521
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	6,186,760
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	9,767,596
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,477,445
8,570,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	9,352,964
6,830,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	8,155,703
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	5,352,117
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	206,997
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	276,583
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,670,215
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,564,768
2,800,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	3,030,160
		TOTAL	85,825,336
Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Consumer Non-Cyclical - Health Care—0.3%
$2,140,000	CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	$2,578,302
2,000,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	2,132,836
4,500,000	Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,520,430
6,885,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,174,739
3,590,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	3,594,294
	TOTAL	21,000,601
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,621,981
1,860,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,940,979
3,740,000	Genentech, Inc., Note, 4.75%, 7/15/2015	4,132,337
6,960,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	8,021,852
2,000,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,455,492
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	604,185
6,758,000	Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,475,085
7,730,000	Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	9,876,868
645,000	Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	834,929
3,000,000	Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,450,678
	TOTAL	46,414,386
	Consumer Non-Cyclical - Products—0.2%
830,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	883,587
5,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	7,271,587
250,000	Kimberly-Clark Corp., 6.875%, 2/15/2014	268,718
2,840,000	Philips Electronics NV, 5.75%, 3/11/2018	3,459,736
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	515,431
2,190,000	Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,215,687
	TOTAL	14,614,746
	Consumer Non-Cyclical - Supermarkets—0.1%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,299,316
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,994,023
	TOTAL	8,293,339
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,703,388
2,220,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,690,376
2,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	2,764,301
5,000,000	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,474,505
	TOTAL	14,632,570
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Independent—0.8%
$1,875,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	$2,006,162
1,780,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,054,052
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,555,518
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,834,333
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,937,600
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,767,500
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,876,000
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	16,755,500
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,424,429
2,450,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	2,778,222
7,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	11,253,307
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	964,684
		TOTAL	60,207,307
		Energy - Integrated—1.1%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,706,511
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,695,776
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,424,314
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,175,592
100,000		BP PLC, Deb., 8.75%, 3/1/2032	151,257
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,209,887
6,000,000		Conoco, Inc., 7.25%, 10/15/2031	9,012,480
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,586,420
3,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	3,841,649
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,149,956
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,380,375
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,278,370
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	10,427,542
4,835,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	4,942,463
6,640,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	7,365,134
500,000		Shell International Finance B.V., 4.30%, 9/22/2019	582,373
350,000	[1,2]	Statoil ASA, Series 144A, 5.125%, 4/30/2014	372,216
		TOTAL	80,302,315
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—0.4%
$4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	$4,975,331
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,333,238
1,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,217,247
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,370,747
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,852,499
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	2,350,316
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,181,242
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	6,962,193
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,938,297
		TOTAL	29,181,110
		Energy - Refining—0.2%
2,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	2,738,773
500,000		Sunoco, Inc., 5.75%, 1/15/2017	563,453
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,210,205
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,281,934
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	939,042
		TOTAL	12,733,407
		Financial Institution - Banking—6.6%
3,130,000	[1,2]	ANZ New Zealand National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,132,848
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,464,290
500,000		Bank of America Corp., 5.49%, 3/15/2019	552,913
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	7,306,632
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,418,538
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,314,980
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,413,886
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,569,144
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,796,240
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,245,618
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	9,009,299
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	571,489
2,500,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,425,000
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,035,211
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	20,263,626
1,750,000		Capital One Bank, Sub., 8.80%, 7/15/2019	2,371,911
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	$2,380,650
7,205,000		Capital One Capital V, 10.25%, 8/15/2039	7,277,050
8,850,000		Capital One Capital VI, 8.875%, 5/15/2040	8,930,146
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,588,054
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,946,105
5,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	5,884,855
1,800,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,027,349
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,188,366
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,210,021
23,250,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	24,174,583
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,078,054
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	526,730
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	3,137,742
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	347,910
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,538,877
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,034,861
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,245,415
7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	8,405,907
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,388,525
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	562,959
5,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	5,979,843
500,000		Deutsche Bank Trust Corp., 7.50%, 11/15/2015	548,882
500,000		Goldman Sachs Group, Inc., 5.625%, 1/15/2017	548,301
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,897,042
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,168,264
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,643,566
7,735,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	8,170,264
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	322,843
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,556,386
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	572,343
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,110,677
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,756,608
470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	558,493
16,600,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	17,382,607
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,702,114
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	$5,566,429
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,755,657
15,010,000		JPMorgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	15,160,100
1,670,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,994,501
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	555,633
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	9,894,288
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,803,489
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,162,345
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,256,587
80,000		Marshall & Ilsley Bank, Milwaukee, Series CD, 4.65%, 12/20/2012	80,140
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,093,689
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	693,670
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,453,332
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	252,778
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,195,921
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	17,928,179
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,290,502
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	4,338,396
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,695,037
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	572,389
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,549,728
8,494,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	9,587,789
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	6,715,650
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,022,362
500,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	517,674
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	13,860,328
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,265,675
2,000,000		Northern Trust Corp., Series BKNT, 4.60%, 2/1/2013	2,013,130
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,429,964
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,694,884
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,574,100
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.039%, 3/29/2049	427,500
6,600,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	6,711,058
669,307	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	502,991
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	$8,951,335
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	80,140
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	841,194
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,584,864
1,990,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	2,131,388
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	562,494
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,353,724
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,006,840
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,189,446
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,492,186
7,990,000		Wachovia Corp., 5.75%, 2/1/2018	9,636,308
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,470,742
9,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	9,862,684
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,324,772
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	11,000,506
		TOTAL	496,788,535
		Financial Institution - Brokerage—1.3%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,363,133
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	12,410,043
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,298,862
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,000,466
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,619,400
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,555,129
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,870,796
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,807,589
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,402,481
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,450,000
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	10,644,600
2,550,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	2,804,679
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	3,060,642
440,000		Nuveen Investments, 5.50%, 9/15/2015	420,200
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,624,349
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,446,761
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,627,647
		TOTAL	98,406,777
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—2.1%
$1,580,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	$1,663,612
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	10,572,499
2,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	3,597,453
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,240,255
3,480,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,556,915
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,108,483
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,696,900
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,638,052
3,975,000	[1,2]	Discover Financial Services, Series 144A, 3.85%, 11/21/2022	4,010,703
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,895,995
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,946,576
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	653,226
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,067,133
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	396,675
20,000,000		General Electric Capital Corp., Sr. Note, 1.875%, 9/16/2013	20,230,820
650,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	750,539
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,009,024
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,407,090
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,275,040
13,884,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.40%, 9/20/2013	14,431,391
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	598,314
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,348,378
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,301,010
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	12,142,880
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	220,604
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,202,824
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,580,500
1,109,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,319,467
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 4.52%, 12/21/2065	708,900
3,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	3,909,250
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,136,160
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	$8,173,097
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	954,630
		TOTAL	156,744,395
		Financial Institution - Insurance - Health—0.1%
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,873,851
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,480,170
		TOTAL	9,354,021
		Financial Institution - Insurance - Life—2.2%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	839,258
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,485,024
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,518,380
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,919,098
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,558,358
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,781,725
2,600,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	2,963,397
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,140,345
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	571,393
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,982,611
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,155,583
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,129,820
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	25,433,768
2,310,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,464,567
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,648,124
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,769,208
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,379,750
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,676,255
2,000,000		MetLife, Inc., Sr. Unsecd. Note, 3.048%, 12/15/2022	2,050,126
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	349,353
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	631,060
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	7,066,625
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	$15,056,349
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	4,113,749
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,454,629
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,669,205
1,900,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,897,291
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,233,866
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	553,339
4,440,000		Prudential Financial, Inc., Series MTN, 5.15%, 1/15/2013	4,463,674
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,330,972
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	549,835
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,014,010
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,767,910
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	295,907
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,507,542
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	374,136
		TOTAL	164,796,242
		Financial Institution - Insurance - P&C—1.0%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,324,437
1,390,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,646,787
1,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	1,743,194
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,095,391
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,512,552
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,976,764
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,753,043
1,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	2,331,414
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,245,713
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	901,406
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,929,693
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,814,476
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,838,589
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	$9,599,139
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,357,394
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,723,058
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,281,800
		TOTAL	73,074,850
		Financial Institution - REITs—0.8%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,361,640
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	2,985,717
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,232,578
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,638,216
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,272,527
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,002,773
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	329,757
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,662,014
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,314,616
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,956,674
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,780,864
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	5,371,870
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,623,674
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,958,693
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,332,254
		TOTAL	58,823,867
		Foreign - Local - Government—0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	907,069
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	814,601
1,550,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,641,543
		TOTAL	2,456,144
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	5,068,487
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,278,357
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,040,656
Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Sovereign—continued
$3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	$5,404,183
	TOTAL	14,791,683
	Technology—1.7%
3,650,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,820,751
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,074,755
2,110,000	BMC Software, Inc., 7.25%, 6/1/2018	2,463,832
4,700,000	BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	4,667,603
13,510,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	15,528,475
3,460,000	Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,623,495
14,820,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,941,225
500,000	Hewlett-Packard Co., 4.05%, 9/15/2022	465,751
8,440,000	Hewlett-Packard Co., 6.125%, 3/1/2014	8,834,367
2,890,000	Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,071,264
3,320,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,251,960
1,830,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,820,947
6,000,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	5,810,622
3,590,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,706,208
3,150,000	IBM Corp., Deb., 8.375%, 11/1/2019	4,533,521
135,000	IBM Corp., Deb., Series A, 7.50%, 6/15/2013	140,288
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,978,641
1,340,000	Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,581,862
6,060,000	KLA-Tencor Corp., 6.90%, 5/1/2018	7,330,946
2,820,000	Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,862,791
500,000	Motorola, Inc., 6.00%, 11/15/2017	591,816
5,000,000	Oracle Corp., 5.00%, 7/8/2019	6,020,905
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	613,312
2,000,000	Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,027,154
2,100,000	SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,319,475
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,800,152
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,114,336
3,005,000	Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	3,078,770
2,255,000	Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,366,239
8,327,000	Xerox Corp., Sr. Unsecd. Note, 8.25%, 5/15/2014	9,128,957
	TOTAL	132,570,420
	Transportation - Airlines—0.4%
293,874	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	324,731
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Airlines—continued
$23,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	$26,406,360
		TOTAL	26,731,091
		Transportation - Railroads—0.3%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,032,868
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,404,383
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,284,787
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,454,615
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,693,522
1,750,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	1,997,688
		TOTAL	24,867,863
		Transportation - Services—0.4%
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	253,090
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,483,366
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,100,782
3,000,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	3,150,573
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,119,964
9,830,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	10,087,271
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	2,655,095
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,272,240
		TOTAL	34,122,381
		Utility - Electric—1.8%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,194,630
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,137,673
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,628,450
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	985,940
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,868,627
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,881,373
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	477,678
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	4,031,408
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,772,346
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	$555,750
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,391,945
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,863,634
2,990,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	3,132,674
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,916,439
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	296,980
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	633,106
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,981,270
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,631,426
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,072,450
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,632,001
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,446,146
1,271,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,369,855
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,883,229
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,994,513
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,682,167
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,286,737
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,768,247
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,377,776
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,042,022
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	354,392
2,980,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	3,177,362
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,141,895
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,694,299
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,324,407
1,125,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,229,509
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	506,297
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	608,528
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	634,846
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,918,101
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,734,990
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,219,586
		TOTAL	135,480,704
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Distributor—0.5%
$14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	$16,005,783
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,746,781
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,306,928
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,346,520
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,503,456
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,209,159
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,189,795
		TOTAL	34,308,422
		Utility - Natural Gas Pipelines—0.9%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	750,127
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,217,779
1,415,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	1,594,467
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,351,268
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,298,631
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,090,632
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	9,083,172
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,694,269
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	470,020
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,889,151
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,249,773
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	4,217,959
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,901,686
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,707,399
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,460,591
		TOTAL	66,976,924
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,416,024,651)	2,695,054,164
		Adjustable Rate Mortgages—0.0%
		Federal National Mortgage Association—0.0%
17,424		FNMA ARM 681769, 2.149%, 1/01/2033	18,403
Annual Shareholder Report

Principal Amount or Shares			Value
		Adjustable Rate Mortgages—continued
		Government National Mortgage Association—0.0%
$1,132		GNMA2 ARM 8717, 1.625%, 10/20/2025	$1,173
2,533		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	2,686
		TOTAL	3,859
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,761)	22,262
		Asset-Backed Securities—0.0%
		Financial Institution - Finance Noncaptive—0.0%
227,539		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	174,942
		Home Equity Loan—0.0%
3,494	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	2,914
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $231,227)	177,856
		Certificate of Deposit—0.0%
		Financial Institution - Banking—0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $85,025)	85,069
		GOVERNMENT AGENCIES—5.0%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	680,417
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,046,932
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,217,198
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,560,199
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	46,358,662
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,600,840
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,673,968
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,338,688
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,043,181
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,348,949
2,000,000		Federal Home Loan Bank System, Bond, 5.25%, 6/18/2014	2,153,172
1,000,000		Federal Home Loan Bank System, Bond, 5.375%, 5/15/2019	1,264,191
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	509,542
500,000		Federal Home Loan Bank System, Bond, Series AU-8012, 1.75%, 12/14/2012	500,329
85,000,000		Federal Home Loan Mortgage Corp., 0.50%, 2/21/2014	85,086,062
1,000,000		Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	1,178,833
165,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	171,219,955
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,326,869
Annual Shareholder Report

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
$400,000		Federal Home Loan Mortgage Corp., Note, Series MTN3, 4.625%, 4/4/2013	$406,093
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	40,914,696
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,063,894
1,000,000		Federal National Mortgage Association, 5.00%, 4/15/2015	1,110,275
4,500,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	4,577,096
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $366,223,249)	378,180,041
		FOREIGN GOVERNMENTS/AGENCIES—0.3%
		Sovereign—0.3%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	20,128,125
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,574,325
3,800,000	[1,2]	State of Qatar, Series 144A, 6.40%, 1/20/2040	5,320,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,361,544)	28,022,450
		U.S. Treasury—17.7%
		U.S. Treasury Bonds—2.0%
107,000,000		United States Treasury Bond, 2.750%, 8/15/2042	105,844,732
40,000,000		United States Treasury Bond, 3.000%, 5/15/2042	41,724,376
2,500,000		United States Treasury Bond, 3.500%, 2/15/2039	2,886,367
1,200,000		United States Treasury Bond, 4.250%, 5/15/2039	1,563,000
		TOTAL	152,018,475
		U.S. Treasury Notes—15.7%
250,000		U.S. Treasury Note, 0.000%, 11/15/2022	211,903
300,000		U.S. Treasury Note, 0.000%, 11/15/2026	218,883
250,000		U.S. Treasury Note, 0.000%, 11/15/2041	105,196
25,000,000	[4]	United States Treasury Note, 0.625%, 9/30/2017	25,030,220
130,000,000	[4]	United States Treasury Note, 0.750%, 10/31/2017	130,881,049
24,000,000	[4]	United States Treasury Note, 1.000%, 9/30/2019	23,991,938
4,424,000		United States Treasury Note, 1.125%, 12/15/2012	4,425,210
170,000,000	[4]	United States Treasury Note, 1.250%, 10/31/2019	172,583,201
175,000,000	[4]	United States Treasury Note, 1.625%, 11/15/2022	175,150,395
168,000,000	[4]	United States Treasury Note, 1.625%, 8/15/2022	168,720,569
500,000		United States Treasury Note, 2.000%, 2/15/2022	522,445
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	10,254,375
500,000		United States Treasury Note, 4.125%, 5/15/2015	546,715
500,000		United States Treasury Note, 4.500%, 5/15/2017	587,149
1,000,000		United States Treasury Note, 4.750%, 5/15/2014	1,065,266
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,161,531
Annual Shareholder Report

Principal Amount or Shares		Value
	U.S. Treasury—continued
	U.S. Treasury Notes—continued
$410,628,000	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	$470,104,920
	TOTAL	1,185,560,965
	TOTAL U.S. TREASURY (IDENTIFIED COST $1,294,535,699)	1,337,579,440
	Mortgage-Backed Securities—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
44,408	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	48,037
81,157	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	88,325
109,033	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	117,951
30,683	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	33,114
75,195	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	82,024
7,856	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	8,192
	TOTAL	377,643
	Federal National Mortgage Association—0.0%
24,052	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	28,135
63,872	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	72,238
10,919	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	11,829
35,528	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	36,612
224,199	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	243,365
181,101	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	196,199
137,225	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	149,620
	TOTAL	737,998
	Government National Mortgage Association—0.1%
11,442	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	13,194
8,170	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	9,309
7,577	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	8,763
17,568	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	20,022
22,945	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	25,288
21,407	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	24,403
7,655	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	8,872
1,855	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,126
Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities—continued
	Government National Mortgage Association—continued
$21,002	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	$24,098
13,984	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	16,060
14,544	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	16,712
134,734	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	150,331
95,777	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	106,863
29,793	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	33,242
142,163	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	158,619
163,329	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	182,235
215,346	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	236,427
95,274	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	104,600
80,418	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	89,727
232,099	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	254,820
868	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	973
15,746	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	18,259
1,189	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,394
2,391	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	2,760
543	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	634
2,767	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,229
134	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	158
140,054	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	159,484
3,818	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	4,413
Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities—continued
	Government National Mortgage Association—continued
$5,120	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	$5,827
28,566	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	33,452
78,051	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	90,598
89,945	Government National Mortgage Association, Pool 529127, 8.00%, 2/15/2030	107,023
959	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,101
185,444	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	202,752
122,962	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	138,555
1,894,717	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	2,106,935
116,132	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	127,688
48,970	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	56,344
98,135	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	107,900
	TOTAL	4,655,190
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,191,593)	5,770,831
	Collateralized Mortgage Obligations—2.3%
	Commercial Mortgage—2.1%
7,700,000	Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	8,358,084
7,514,000	Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	8,197,197
11,270,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	12,405,047
3,700,000	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,167,283
5,296,291	Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	5,418,743
7,500,000	GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	8,152,830
7,700,000	JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	8,175,654
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Commercial Mortgage—continued
$8,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	$8,953,426
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.470%, 2/12/2051	7,340,503
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	36,738,511
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,190,884
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	540,011
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,594,619
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,525,277
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,839,491
		TOTAL	155,597,560
		Federal Home Loan Mortgage Corporation—0.1%
2,000,000		Federal Home Loan Mortgage Corp. REMIC 2780J TG, 5.00%, 4/15/2034	2,293,202
1,000,000		Federal Home Loan Mortgage Corp. REMIC 2922C QE, 5.00%, 5/15/2034	1,077,755
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	456,115
2,000,000		Federal Home Loan Mortgage Corp. REMIC 3113A QE, 5.00%, 2/15/2036	2,308,318
		TOTAL	6,135,390
		Federal National Mortgage Association—0.0%
634,638		Federal National Mortgage Association REMIC 03112A AN, 4.00%, 11/25/2018	665,310
2,000,000		Federal National Mortgage Association REMIC 0496C QD, 5.50%, 12/25/2034	2,438,727
9,071		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	10,253
4,979		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	5,784
		TOTAL	3,120,074
		Government National Mortgage Association—0.1%
3,800,000		Government National Mortgage Association REMIC 0411C QG, 5.00%, 2/16/2034	4,475,086
2,000,000		Government National Mortgage Association REMIC 0427A PC, 5.50%, 3/20/2034	2,206,165
107,441		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	111,413
Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Government National Mortgage Association—continued
$465,528		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	$492,522
		TOTAL	7,285,186
		Non-Agency Mortgage—0.0%
1,707	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.998%, 1/28/2027	1,492
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $157,757,733)	172,139,702
		MUNICIPAL BONDS—0.3%
		Municipal Services—0.3%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	13,022,256
9,470,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042	9,868,592
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $19,526,017)	22,890,848
		PREFERRED STOCKS—0.1%
		Finance - Commercial—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00%	25,316
		Technology—0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,181,625
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,206,941
		MUTUAL FUNDS—38.4%[5]
4,576,470		Emerging Markets Fixed Income Core Fund	158,938,024
188,782,707		Federated Mortgage Core Portfolio	1,927,471,438
48,831,077	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%	48,831,077
16,403,204		Federated Project and Trade Finance Core Fund	160,915,433
91,318,830		High Yield Bond Portfolio	608,183,407
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,731,571,634)	2,904,339,379
Annual Shareholder Report

Principal Amount or Shares		Value
	Repurchase Agreement—9.4%
$711,806,000	Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486 (purchased with proceeds from securities lending collateral). (AT COST)	$711,806,000
	TOTAL INVESTMENTS—109.2% (IDENTIFIED COST $7,729,813,296)[7]	8,260,274,983
	OTHER ASSETS AND LIABILITIES - NET—(9.2)%[8]	(693,478,404)
	TOTAL NET ASSETS—100%	$7,566,796,579
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $516,969,254, which represented 6.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2012, these liquid restricted securities amounted to $498,438,904, which represented 6.6% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $7,741,171,211.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,694,551,173	$502,991[2]	$2,695,054,164
Adjustable Rate Mortgages	—	22,262	—	22,262
Asset-Backed Securities	—	174,942	2,914[2]	177,856
Certificate of Deposit	—	85,069	—	85,069
Government Agencies	—	378,180,041	—	378,180,041
Foreign Governments/Agencies	—	28,022,450	—	28,022,450
U.S. Treasury	—	1,337,579,440	—	1,337,579,440
Mortgage-Backed Securities	—	5,770,831	—	5,770,831
Collateralized Mortgage Obligations	—	172,138,210	1,492[2]	172,139,702
Municipal Bonds	—	22,890,848	—	22,890,848
Equity Securities:
Preferred Stocks
Domestic	—	25,316	4,181,625[2]	4,206,941
Mutual Funds	2,743,423,946	160,915,433	—	2,904,339,379
Repurchase Agreement	—	711,806,000	—	711,806,000
TOTAL SECURITIES	$2,743,423,946	$5,512,162,015	$4,689,022	$8,260,274,983
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $693,378 of a corporate bond, $3,742 of an asset-backed security, $4,976 of a collateralized mortgage obligations security and $4,225,875 of a domestic preferred stock transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.35	0.42	0.42	0.50	0.51
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.02)	0.31	1.16	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	0.80	0.40	0.73	1.66	(0.38)
Less Distributions:
Distributions from net investment income	(0.36)	(0.41)	(0.43)	(0.49)	(0.52)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.42)	(0.43)	(0.49)	(0.52)
Net Asset Value, End of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Total Return[1]	7.20%	3.61%	6.78%	17.28%	(3.78)%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.89%	0.89%
Net investment income	3.18%	3.74%	3.86%	4.53%	4.88%
Expense waiver/reimbursement[2]	0.10%	0.11%	0.11%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$980,092	$2,434,751	$1,939,566	$991,255	$257,234
Portfolio turnover	42%	63%	63%	49%	45%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.29	0.35	0.36	0.44	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.44	(0.01)	0.31	1.16	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	0.73	0.34	0.67	1.60	(0.44)
Less Distributions:
Distributions from net investment income	(0.29)	(0.35)	(0.37)	(0.43)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.38)	(0.36)	(0.37)	(0.43)	(0.46)
Net Asset Value, End of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Total Return[1]	6.62%	3.04%	6.20%	16.64%	(4.30)%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.45%	1.43%	1.43%
Net investment income	2.62%	3.20%	3.32%	4.05%	4.32%
Expense waiver/reimbursement[2]	0.08%	0.08%	0.07%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,460	$37,286	$44,734	$39,972	$29,278
Portfolio turnover	42%	63%	63%	49%	45%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.29	0.36	0.36	0.44	0.46
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.02)	0.31	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.34	0.67	1.61	(0.44)
Less Distributions:
Distributions from net investment income	(0.30)	(0.35)	(0.37)	(0.44)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.39)	(0.36)	(0.37)	(0.44)	(0.46)
Net Asset Value, End of Period	$11.63	$11.28	$11.30	$11.00	$9.83
Total Return[1]	6.64%	3.07%	6.23%	16.68%	(4.27)%
Ratios to Average Net Assets:
Net expenses	1.43%	1.42%	1.42%	1.41%	1.40%
Net investment income	2.65%	3.22%	3.35%	4.03%	4.37%
Expense waiver/reimbursement[2]	0.06%	0.06%	0.07%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,105	$177,758	$183,391	$129,779	$49,250
Portfolio turnover	42%	63%	63%	49%	45%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.33	0.40	0.41	0.47	0.49
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.02)	0.30	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	0.78	0.38	0.71	1.64	(0.41)
Less Distributions:
Distributions from net investment income	(0.33)	(0.39)	(0.41)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.42)	(0.40)	(0.41)	(0.47)	(0.49)
Net Asset Value, End of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Total Return[1]	7.07%	3.40%	6.56%	17.02%	(3.99)%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.11%
Net investment income	2.97%	3.53%	3.67%	4.36%	4.67%
Expense waiver/reimbursement[2]	0.06%	0.06%	0.07%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,631	$102,996	$169,762	$186,638	$100,899
Portfolio turnover	42%	63%	63%	49%	45%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.41	0.48	0.48	0.55	0.57
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.46	(0.02)	0.31	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	0.87	0.46	0.79	1.72	(0.33)
Less Distributions:
Distributions from net investment income	(0.42)	(0.47)	(0.49)	(0.55)	(0.57)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.51)	(0.48)	(0.49)	(0.55)	(0.57)
Net Asset Value, End of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Total Return[1]	7.88%	4.18%	7.36%	17.90%	(3.26)%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	3.72%	4.28%	4.41%	5.11%	5.41%
Expense waiver/reimbursement[2]	0.11%	0.10%	0.10%	0.10%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,063,837	$3,935,920	$3,057,603	$2,255,608	$1,292,720
Portfolio turnover	42%	63%	63%	49%	45%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.38	0.44	0.45	0.52	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.45	(0.01)	0.31	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	0.83	0.43	0.76	1.69	(0.36)
Less Distributions:
Distributions from net investment income	(0.38)	(0.44)	(0.46)	(0.52)	(0.54)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.47)	(0.45)	(0.46)	(0.52)	(0.54)
Net Asset Value, End of Period	$11.64	$11.28	$11.30	$11.00	$9.83
Total Return[1]	7.55%	3.87%	7.04%	17.55%	(3.55)%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.42%	4.00%	4.11%	4.82%	5.13%
Expense waiver/reimbursement[2]	0.30%	0.29%	0.31%	0.32%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,194,673	$1,623,169	$2,177,901	$1,661,129	$1,084,231
Portfolio turnover	42%	63%	63%	49%	45%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $696,357,372 of securities loaned and $2,904,339,379 of investment in affiliated holdings (Note 5) (identified cost $7,729,813,296)		$8,260,274,983
Income receivable		39,453,212
Income receivable from affiliated holdings		10,029,159
Receivable for investments sold		3,363
Receivable for shares sold		11,962,307
TOTAL ASSETS		8,321,723,024
Liabilities:
Payable for investments purchased	$10,943,623
Payable for shares redeemed	25,241,575
Payable for collateral due to broker for securities lending	711,806,000
Income distribution payable	4,856,212
Payable for periodic payments for swap contracts	13,889
Payable for Directors'/Trustees' fees	6,728
Payable for distribution services fee (Note 5)	437,242
Payable for shareholder services fee (Note 5)	508,985
Accrued expenses	1,112,191
TOTAL LIABILITIES		754,926,445
Net assets for 650,327,333 shares outstanding		$7,566,796,579
Net Assets Consist of:
Paid-in capital		$6,939,350,104
Net unrealized appreciation of investments		530,461,687
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		91,894,625
Undistributed net investment income		5,090,163
TOTAL NET ASSETS		$7,566,796,579
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($980,091,518 ÷ 84,243,225 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.63
Offering price per share (100/95.50 of $11.63)	$12.18
Redemption proceeds per share	$11.63
Class B Shares:
Net asset value per share ($40,459,748 ÷ 3,477,488 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.63
Offering price per share	$11.63
Redemption proceeds per share (94.50/100 of $11.63)	$10.99
Class C Shares:
Net asset value per share ($187,104,873 ÷ 16,081,403 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.63
Offering price per share	$11.63
Redemption proceeds per share (99.00/100 of $11.63)	$11.51
Class R Shares:
Net asset value per share ($100,630,889 ÷ 8,648,838 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.64
Offering price per share	$11.64
Redemption proceeds per share	$11.64
Institutional Shares:
Net asset value per share ($5,063,836,932 ÷ 435,198,938 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.64
Offering price per share	$11.64
Redemption proceeds per share	$11.64
Service Shares:
Net asset value per share ($1,194,672,619 ÷ 102,677,441 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.64
Offering price per share	$11.64
Redemption proceeds per share	$11.64
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Interest (including income on securities loaned of $87,343)		$173,155,613
Dividends (including $138,083,018 received from affiliated holdings (Note 5))		138,355,869
Investment income allocated from affiliated partnership (Note 5)		11,622,991
TOTAL INCOME		323,134,473
Expenses:
Investment adviser fee (Note 5)	$23,761,612
Administrative fee (Note 5)	6,179,016
Custodian fees	274,297
Transfer and dividend disbursing agent fees and expenses (Note 2)	5,794,337
Directors'/Trustees' fees	58,884
Auditing fees	26,376
Legal fees	8,139
Portfolio accounting fees	312,672
Distribution services fee (Note 5)	9,930,979
Shareholder services fee (Note 5)	8,100,925
Account administration fee (Note 2)	197,763
Share registration costs	277,335
Printing and postage	358,596
Insurance premiums	17,236
Taxes	590,291
Miscellaneous	33,397
TOTAL EXPENSES	55,921,855
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,762,216)
Waiver of administrative fee (Note 5)	(114,234)
Waiver of distribution services fee (Note 5)	(2,895,520)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(3,425,359)
TOTAL WAIVERS AND REIMBURSEMENTS		$(11,197,329)
Net expenses			$44,724,526
Net investment income			278,409,947
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $19,507,552 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			128,839,757
Net realized loss on futures contracts			(8,618,499)
Net realized loss on swap contracts			(19,385,311)
Net realized gain allocated from affiliated partnership (Note 5)			4,323,018
Realized gain distribution from affiliated investment company shares (Note 5)			752,126
Net change in unrealized appreciation of investments			200,383,923
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			306,295,014
Change in net assets resulting from operations			$584,704,961
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$278,409,947	$308,104,440
Net realized gain on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	105,911,091	62,075,862
Net change in unrealized appreciation/depreciation of investments	200,383,923	(80,009,784)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	584,704,961	290,170,518
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(52,616,103)	(74,289,120)
Class B Shares	(986,559)	(1,231,811)
Class C Shares	(4,704,341)	(5,434,602)
Class R Shares	(2,931,256)	(5,851,158)
Institutional Shares	(163,406,333)	(143,443,368)
Service Shares	(48,438,964)	(72,038,657)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(19,896,763)	(1,222,262)
Class B Shares	(298,814)	(26,855)
Class C Shares	(1,451,669)	(110,551)
Class R Shares	(824,144)	(104,603)
Institutional Shares	(32,364,066)	(1,923,278)
Service Shares	(12,101,897)	(1,352,501)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(340,020,909)	(307,028,766)
Annual Shareholder Report

Statement of Changes in Net Assets–continued
Year Ended November 30	2012	2011
Share Transactions:
Proceeds from sale of shares	$2,851,548,014	$3,809,939,041
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – High Grade Bond Portfolio	—	17,037,428
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	72,634,035	—
Net asset value of shares issued to shareholders in payment of distributions declared	254,245,275	215,559,788
Cost of shares redeemed	(4,168,194,309)	(3,286,755,169)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(989,766,985)	755,781,088
Change in net assets	(745,082,933)	738,922,840
Net Assets:
Beginning of period	8,311,879,512	7,572,956,672
End of period (including undistributed net investment income of $5,090,163 and $3,554,508, respectively)	$7,566,796,579	$8,311,879,512
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2012
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On September 21, 2012, the Fund acquired all of the net assets of Performance Intermediate Term Income Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2012, are as follows:
Net investment income*	$280,445,878
Net realized and unrealized gain on investments	$306,621,791
Net increase in net assets resulting from operations	$587,067,669
*	Net investment income includes $442,324 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2012.
For every one share of Performance Intermediate Term Income Fund Class A Shares exchanged, a shareholder received 0.971 shares of Federated Total Return Bond Fund Class A Shares.
For every one share of Performance Intermediate Term Income Fund Institutional Class Shares exchanged, a shareholder received 0.972 shares of Federated Total Return Bond Fund Service Shares.
Annual Shareholder Report

The Fund received net assets from Performance Intermediate Term Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Intermediate Term Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,261,531	$72,634,035	$8,584,490	$7,354,302,078	$7,426,936,113
1	Unrealized Appreciation is included in the Performance Intermediate Term Income Fund Net Assets Received amount shown above.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio (the “Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, were as follows:
Net investment income*	$ 307,393,942
Net realized and unrealized loss on investments	$(16,769,653)
Net decrease in net assets resulting from operations	$ 290,624,289
*	Net investment income includes a decrease of $40,459 of pro forma expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that has been included in the Fund's Statement of Operations as of November 30, 2011.
For every one share of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Class A Shares exchanged, a shareholder received 0.961 shares of Federated Total Return Bond Fund Class A Shares.
For every one share of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Class B Shares exchanged, a shareholder received 0.960 shares of Federated Total Return Bond Fund Class A Shares.
For every one share of EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Class I Shares exchanged, a shareholder received 0.962 shares of Federated Total Return Bond Fund Institutional Shares.
Annual Shareholder Report

The Fund received assets from the Acquired Portfolio as follows:
Shares of the Fund Issued	EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,509,075	$17,037,428	$1,085,093	$7,718,227,099	$7,735,264,527
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc. - High Grade Bond Portfolio Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service
Annual Shareholder Report

Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended November 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$1,752,830	$(681,736)	$27,291
Class B Shares	50,899	(6,920)	—
Class C Shares	165,833	—	14,638
Class R Shares	267,009	—	—
Institutional Shares	2,835,566	(2,235,825)	—
Service Shares	722,200	(500,878)	155,834
TOTAL	$5,794,337	$(3,425,359)	$197,763
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At November 30, 2012, the Fund had no outstanding swap contracts.
The average notional amount of Swap contracts held by the Fund throughout the period was $170,061,538. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At November 30, 2012, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $44,879,808. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Annual Shareholder Report

As of November 30, 2012, the Fund had securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$696,357,372	$711,806,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at November 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$14,347,233
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010–3/25/2010	$4,469,250	$4,181,625
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.998%, 1/28/2027	2/4/1998	$10,699	$1,492
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(8,618,499)	$(8,618,499)
Credit contracts	(19,385,311)	—	(19,385,311)
TOTAL	$(19,385,311)	$(8,618,499)	$(28,003,810)
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	44,375,372	$507,281,287	119,789,081	$1,350,137,686
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	698,017	8,096,999	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio	—	—	794,236	8,966,899
Shares issued to shareholders in payment of distributions declared	6,201,195	70,677,193	6,531,953	73,407,873
Shares redeemed	(182,826,174)	(2,091,642,187)	(82,931,378)	(932,655,164)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(131,551,590)	$(1,505,586,708)	44,183,892	$499,857,294
Year Ended November 30	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	840,519	$9,636,960	766,904	$8,628,000
Shares issued to shareholders in payment of distributions declared	96,763	1,106,548	92,897	1,043,266
Shares redeemed	(764,966)	(8,765,915)	(1,512,692)	(17,006,852)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	172,316	$1,977,593	(652,891)	$(7,335,586)
Year Ended November 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,074,176	$58,176,536	4,540,490	$51,086,987
Shares issued to shareholders in payment of distributions declared	445,262	5,090,200	377,197	4,238,319
Shares redeemed	(5,194,426)	(59,471,166)	(5,387,715)	(60,373,210)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	325,012	$3,795,570	(470,028)	$(5,047,904)
Annual Shareholder Report

Year Ended November 30	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	3,298,328	$37,814,188	4,807,277	$53,972,953
Shares issued to shareholders in payment of distributions declared	303,696	3,473,423	491,804	5,525,340
Shares redeemed	(4,083,551)	(46,809,705)	(11,189,278)	(126,251,116)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(481,527)	$(5,522,094)	(5,890,197)	$(66,752,823)
Year Ended November 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	162,038,702	$1,859,483,779	155,015,124	$1,742,779,853
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - High Grade Bond Portfolio	—	—	714,839	8,070,529
Shares issued to shareholders in payment of distributions declared	10,654,104	122,222,639	5,891,390	66,272,741
Shares redeemed	(86,374,481)	(991,073,959)	(83,278,111)	(935,411,612)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	86,318,325	$990,632,459	78,343,242	$881,711,511
Year Ended November 30	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,079,897	$379,155,264	53,735,614	$603,333,562
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	5,563,514	64,537,036	—	—
Shares issued to shareholders in payment of distributions declared	4,519,002	51,675,272	5,795,786	65,072,249
Shares redeemed	(84,366,469)	(970,431,377)	(108,350,856)	(1,215,057,215)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(41,204,056)	$(475,063,805)	(48,819,456)	$(546,651,404)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(86,421,520)	$(989,766,985)	66,694,562	$755,781,088
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for short-term capital gain distributions from registered investment companies, discount accretion/premium amortization on debt securities, swap contracts, allocated income from partnerships, foreign currency transactions and equalization of share redemptions.
Annual Shareholder Report

For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,145,792	$(3,790,736)	$(3,355,056)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$301,221,004	$307,028,766
Long-term capital gains	$38,799,905	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$19,266,170
Undistributed long-term capital gains	$91,445,789
Net unrealized appreciation	$519,103,772
Straddles loss deferrals	$(2,369,256)
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.
At November 30, 2012, the cost of investments for federal tax purposes was $7,741,171,211. The net unrealized appreciation of investments for federal tax purposes was $519,103,772. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $526,536,797 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,433,025.
As of November 30, 2012, for federal income tax purposes, the Fund had $2,369,256 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, the Adviser voluntarily waived $4,513,178 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $114,234 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$4,145,263	$—
Class B Shares	290,391	—
Class C Shares	1,369,885	—
Class R Shares	506,178	(110)
Service Shares	3,619,262	(2,895,410)
TOTAL	$9,930,979	$(2,895,520)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2012, FSC retained $5,188,041 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2012, FSC retained $174,389 in sales charges from the sale of Class A Shares. FSC also retained $4,801 of CDSC relating to redemptions of Class A Shares, $58,579 relating to redemptions of Class B Shares and $24,027 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$4,116,834
Class B Shares	96,797
Class C Shares	441,990
Service Shares	3,445,304
TOTAL	$8,100,925
For the year ended November 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships), paid by the Fund's Class A Shares, Class B Shares, Class C Shares,
Annual Shareholder Report

Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.90%, 1.45%, 1.45%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $249,038. Transactions involving the affiliated holdings during the year ended November 30, 2012, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	6,485,390	261,003,277	645,360,841	13,396,695	104,026,310	1,030,272,513
Purchases/ Additions	1,059,577	32,063,974	2,065,411,556	3,006,509	10,795,925	2,112,337,541
Sales/ Reductions	2,968,497	104,284,544	2,661,941,320	—	23,503,405	2,792,697,766
Balance of Shares Held 11/30/2012	4,576,470	188,782,707	48,831,077	16,403,204	91,318,830	349,912,288
Value	$158,938,024	$1,927,471,438	$48,831,077	$160,915,433	$608,183,407	$2,904,339,379
Dividend Income/ Allocated Investment Income	$11,622,991	$72,650,695	$451,677	$7,633,053	$57,347,593	$149,706,009
Capital Gain Distributions/ Allocated Net Realized Gain	$4,323,018	$—	$—	$752,126	$—	$5,075,144
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act,
Annual Shareholder Report

available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio because the Fund invested in 79.1% of MBCORE's net assets at November 30, 2012. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$1,336,609,708
Sales	$2,365,707,877
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2012, the amount of long-term capital gains designated by the Fund was $43,355,905.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,031.90	$4.57
Class B Shares	$1,000	$1,029.00	$7.36
Class C Shares	$1,000	$1,029.10	$7.25
Class R Shares	$1,000	$1,031.70	$5.59
Institutional Shares	$1,000	$1,035.50	$1.78
Service Shares	$1,000	$1,034.00	$3.31
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Class B Shares	$1,000	$1,017.75	$7.31
Class C Shares	$1,000	$1,017.85	$7.21
Class R Shares	$1,000	$1,019.50	$5.55
Institutional Shares	$1,000	$1,023.25	$1.77
Service Shares	$1,000	$1,021.75	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.45%
Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–Federated Mortgage Core Portfolio
The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 5.45%. The Barclays Capital Mortgage-Backed Securities Index (BCMBS),1 the Fund's broad-based securities market index, returned 6.23%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the BCMBS.
Sector allocation and duration were the most significant factors affecting Fund performance relative to the BCMBS.
MARKET OVERVIEW
Political upheaval, government debt and European financial system concerns dominated headlines during the year. Waves of unrest swept the Middle East in the “Arab Spring,” leading to the fall of numerous political leaders and their governments. European leaders came under pressure as well due to unsustainable levels of debt and the strains on government finances and the European financial system.
As the risk of selected European defaults rose along with debt levels, implications for European banks, large holders of sovereign debt, became worrisome. The need to maintain proper bank capitalization along with a stable financial system became the focus for numerous government leader summits and meetings in an attempt to forge a restructuring plan. As a resolution remained elusive, yields rose as investors demanded greater compensation for potential default risk, raising costs for select eurozone governments. For investors, the demand for risk declined, instead favoring government bonds, most notably U.S. Treasuries. Consequently, Treasury demand remained robust despite Standard & Poor's downgrade of long-term U.S. government debt in August.
Central banks were quite active, led by the European Central Bank (ECB) and the Federal Reserve (the “Fed”), which acted to increase liquidity and support growth. The ECB purchased sovereign debt in an attempt to reduce finance costs; however, market pressure on severely indebted nations was significant, most notably for Greece, Spain, Italy and Portugal. Additionally, the ECB initiated a three-year financing program for European financial institutions, offering low-cost loans intended to increase liquidity.
The Fed commenced “Operation Twist” which entails the sale of shorter maturity Treasuries in favor of buying longer maturity issues. Combined with the purchase of agency mortgage-backed securities (MBS) with paydowns from the Fed's MBS portfolio, these programs were devised to support housing and reduce interest rates. In this environment, investors preferred the safety of
Annual Shareholder Report

government debt over other fixed-income securities offering greater yield despite signs of improving U.S. economic growth in the latter portion of the reporting period. The two-year and ten-year Treasury yields decreased 35 and 141 basis points to 0.24% and 1.88%, respectively.
SECTOR ALLOCATION
Virtually all holdings consisted of MBS issued by Freddie Mac, Fannie Mae and Ginnie Mae.2 Our allocation within that universe favored Fannie Mae and Freddie Mac MBS with an underweight to Ginnie Maes. Financial institution demand for Ginnie Maes remained strong due in part to the full faith and credit guarantee of the U.S. government and the favorable risk-based capital treatment. Such demand propelled Ginnie Mae valuations to historically high levels. The underweight proved detrimental as Ginnie Mae MBS outperformed their conventional counterparts by nearly 200 basis points. Therefore, sector allocation acted as a significant drag on Fund performance.
DURATION3
Duration was below the BCMBS for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, as highlighted above, the Fund's capital gains lagged, thus negatively contributing to Fund performance.
1	The BCMBS is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged, and it is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio (the “Fund”) from December 31, 2001 to December 31, 2011, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS).2
Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	5.45%
5 Year	5.87%
10 Years	5.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMBS is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2011, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	100.1%
Non-Agency Mortgage-Backed Securities	2.2%
Cash Equivalents[2]	0.9%
Repurchase Agreements—Collateral[3]	15.0%
Other Assets and Liabilities—Net[4]	(18.2)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Securities Lending Collateral or Dollar-Roll Collateral.
3	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2011
Principal Amount			Value
		Collateralized Mortgage Obligations—5.7%
		Federal Home Loan Mortgage Corporation—2.0%
$12,000,589	[1]	REMIC 3144 FB, 0.628%, 4/15/2036	$11,980,291
6,426,723	[1]	REMIC 3160 FD, 0.608%, 5/15/2036	6,411,925
2,997,461	[1]	REMIC 3175 FE, 0.588%, 6/15/2036	2,988,438
14,651,309	[1]	REMIC 3179 FP, 0.658%, 7/15/2036	14,641,894
1,700,492	[1]	REMIC 3206 FE, 0.678%, 8/15/2036	1,701,216
8,325,491	[1]	REMIC 3260 PF, 0.578%, 1/15/2037	8,327,698
4,608,027	[1]	REMIC 3296 YF, 0.678%, 3/15/2037	4,593,104
13,780,000		REMIC K704 A2, 2.412%, 8/25/2018	13,979,166
		TOTAL	64,623,732
		Federal National Mortgage Association—1.5%
1,255,661	[1]	REMIC 2005-63 FC, 0.544%, 10/25/2031	1,248,335
8,422,077	[1]	REMIC 2006-104 FY, 0.634%, 11/25/2036	8,411,814
11,376,710	[1]	REMIC 2006-115 EF, 0.654%, 12/25/2036	11,368,266
2,645,132	[1]	REMIC 2006-43 FL, 0.694%, 6/25/2036	2,646,743
4,581,511	[1]	REMIC 2006-58 FP, 0.594%, 7/25/2036	4,569,513
9,045,463	[1]	REMIC 2006-81 FB, 0.644%, 9/25/2036	9,035,775
8,648,390	[1]	REMIC 2006-85 PF, 0.674%, 9/25/2036	8,636,582
		TOTAL	45,917,028
		Non-Agency Mortgage—2.2%
3,221,004		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	3,163,775
4,590,399		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,099,754
8,245,906		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	7,317,350
3,254,856		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,640,061
7,777,750		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	6,872,105
2,895,115		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,188,180
12,389,098		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	12,381,077
23,311,209		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	23,614,255
9,966,345		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,450,744
		TOTAL	70,727,301
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $185,319,536)	181,268,061
Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—95.6%
		Federal Home Loan Mortgage Corporation—37.7%
$86,333,613	[2]	3.500%, 8/1/2025 - 1/1/2042	$89,898,025
162,560,950		4.000%, 2/1/2020 - 12/1/2040	170,629,866
421,773,807		4.500%, 6/1/2019 - 1/1/2042	447,274,860
282,721,196		5.000%, 7/1/2019 - 1/1/2042	303,970,231
133,897,966		5.500%, 3/1/2021 - 1/1/2042	145,192,809
17,337,171		6.000%, 5/1/2014 - 1/1/2042	19,030,236
13,359,439		6.500%, 7/1/2014 - 4/1/2038	14,799,571
1,907,894		7.000%, 1/1/2012 - 9/1/2037	2,154,271
478,482		7.500%, 12/1/2022 - 5/1/2031	557,704
460,891		8.000%, 3/1/2030 - 3/1/2031	549,266
9,829		8.500%, 9/1/2025	11,696
1,208		9.000%, 5/1/2017	1,208
888		9.500%, 4/1/2021	1,027
		TOTAL	1,194,070,770
		Federal National Mortgage Association—44.8%
35,000,000		3.000%, 1/1/2027	36,147,682
96,982,383	[2]	3.500%, 9/1/2025 - 1/1/2042	101,059,426
308,507,283	[2]	4.000%, 7/1/2025 - 1/1/2042	324,650,795
219,895,653	[2]	4.500%, 12/1/2019 - 1/1/2042	233,899,560
280,547,052	[2]	5.000%, 5/1/2023 - 1/1/2042	303,074,336
259,983,399		5.500%, 9/1/2014 - 1/1/2042	283,078,837
97,579,735	[2]	6.000%, 12/1/2013 - 1/1/2042	107,453,363
17,669,987		6.500%, 8/1/2014 - 10/1/2038	19,687,100
6,665,575		7.000%, 3/1/2012 - 6/1/2037	7,511,148
543,801		7.500%, 4/1/2015 - 6/1/2033	635,695
180,325		8.000%, 7/1/2023 - 3/1/2031	213,136
5,505		9.000%, 11/1/2021 - 6/1/2025	6,342
		TOTAL	1,417,417,420
		Government National Mortgage Association—13.1%
4,991,101		3.500%, 11/20/2041	5,204,806
98,414,551		4.000%, 7/20/2040 - 1/20/2042	105,588,465
128,198,422	[2]	4.500%, 2/15/2039 - 1/20/2042	139,824,628
120,786,433	[2]	5.000%, 1/15/2039 - 1/15/2042	133,806,238
15,448,274		5.500%, 12/15/2038 - 2/15/2039	17,309,778
8,031,267		6.000%, 10/15/2028 - 3/15/2040	9,086,590
771,854		6.500%, 10/15/2028 - 2/15/2032	882,356
942,592		7.000%, 11/15/2027 - 12/15/2031	1,080,758
405,911		7.500%, 4/15/2029 - 1/15/2031	474,573
Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$488,005		8.000%, 1/15/2022 - 11/15/2030	$572,454
47,239		8.500%, 3/15/2022 - 9/15/2029	55,347
1,741		9.500%, 10/15/2020	2,054
99,689		12.000%, 4/15/2015 - 6/15/2015	109,568
		TOTAL	413,997,615
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,936,276,272)	3,025,485,805
		Adjustable Rate Mortgages—1.0%
		Federal Home Loan Mortgage Corporation ARM—0.5%
14,361,647		Federal Home Loan Mortgage Corp. ARM, 2.090%, 7/1/2034	15,000,813
		Federal National Mortgage Association ARM—0.5%
15,346,967		Federal National Mortgage Association ARM, 2.830%, 8/1/2035	16,344,520
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $31,313,766)	31,345,333
		Repurchase Agreements—15.9%
293,977,000	[1]	Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473.	293,977,000
54,174,000	[1,3]	Interest in $82,383,000 joint repurchase agreement 0.05%, dated 12/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $82,387,005 on 1/23/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2049 and the market value of those underlying securities was $84,740,414.	54,174,000
22,170,000	[3]	Interest in $22,170,000 joint repurchase agreement 0.11%, dated 12/15/2011 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $22,172,303 on 1/18/2012. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 10/1/2031 and the market value of that underlying security was $22,876,521.	22,170,000
Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$134,569,000	[1,3]	Interest in $158,580,000 joint repurchase agreement 0.06%, dated 12/12/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $158,588,193 on 1/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $162,724,728.	$134,569,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	504,890,000
		TOTAL INVESTMENTS—118.2% (IDENTIFIED COST $3,657,799,574)[4]	3,742,989,199
		OTHER ASSETS AND LIABILITIES - NET—(18.2)%[5]	(577,187,211)
		TOTAL NET ASSETS—100%	$3,165,801,988
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	The cost of investments for federal tax purposes amounts to $3,643,995,980.
5	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2011.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2011, all investments on the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.06	$10.05	$9.89	$9.93	$9.88
Income From Investment Operations:
Net investment income	0.33[1]	0.44[1]	0.53	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.21	0.06	0.16	(0.04)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.54	0.50	0.69	0.51	0.62
Less Distributions:
Distributions from net investment income	(0.40)	(0.49)	(0.53)	(0.55)	(0.57)
Net Asset Value, End of Period	$10.20	$10.06	$10.05	$9.89	$9.93
Total Return[2]	5.45%	5.04%	7.09%	5.28%	6.48%
Ratios to Average Net Assets:
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.02%
Net investment income	3.25%	4.37%	4.86%	5.22%	5.66%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,165,802	$1,959,812	$2,034,884	$1,918,613	$1,879,760
Portfolio turnover	226%	176%	156%	186%	285%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	52%	60%	50%	43%	55%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2011
Assets:
Short-term investments in securities, at value	$504,890,000
Long-term investments in securities, at value	3,238,099,199
Total investments in securities, at value (identified cost $3,657,799,574)		$3,742,989,199
Cash		766
Income receivable		10,442,626
Receivable for investments sold		208,915,221
Receivable for shares sold		100,000
Other receivables		267,647
TOTAL ASSETS		3,962,715,459
Liabilities:
Payable to adviser (Note 5)	1,221
Payable for investments purchased	789,114,917
Payable for shares redeemed	270,000
Income distribution payable	7,433,463
Accrued expenses	93,870
TOTAL LIABILITIES		796,913,471
Net assets for 310,354,438 shares outstanding		$3,165,801,988
Net Assets Consist of:
Paid-in capital		$3,108,447,547
Net unrealized appreciation of investments		84,440,085
Accumulated net realized loss on investments and futures contracts		(27,438,316)
Undistributed net investment income		352,672
TOTAL NET ASSETS		$3,165,801,988
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,165,801,988 ÷ 310,354,438 shares outstanding, no par value, unlimited shares authorized		$10.20
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2011
Investment Income:
Interest			$77,968,625
Expenses:
Administrative fee (Note 5)		$1,870,894
Custodian fees		103,086
Transfer and dividend disbursing agent fees and expenses		14,436
Directors'/Trustees' fees		14,708
Auditing fees		26,424
Legal fees		6,835
Portfolio accounting fees		224,571
Printing and postage		9,081
Insurance premiums		6,861
Miscellaneous		5,132
TOTAL EXPENSES		2,282,028
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,870,894)
Reimbursement of other operating expenses	(411,134)
TOTAL WAIVER AND REIMBURSEMENT		(2,282,028)
Net expenses			—
Net investment income			77,968,625
Realized and Unrealized Gain on Investments:
Net realized gain on investments			31,889,919
Net change in unrealized appreciation of investments			24,516,264
Net realized and unrealized gain on investments			56,406,183
Change in net assets resulting from operations			$134,374,808
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$77,968,625	$74,657,588
Net realized gain on investments	31,889,919	8,793,513
Net change in unrealized appreciation/depreciation of investments	24,516,264	(2,346,838)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	134,374,808	81,104,263
Distributions to Shareholders:
Distributions from net investment income	(93,323,414)	(82,066,785)
Share Transactions:
Proceeds from sale of shares	1,336,805,144	656,774,935
Net asset value of shares issued to shareholders in payment of distributions declared	10,532,038	17,784,906
Cost of shares redeemed	(182,398,976)	(748,668,620)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,164,938,206	(74,108,779)
Change in net assets	1,205,989,600	(75,071,301)
Net Assets:
Beginning of period	1,959,812,388	2,034,883,689
End of period (including undistributed net investment income of $352,672 and $189,657, respectively)	$3,165,801,988	$1,959,812,388
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2011
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Annual Shareholder Report

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2011	2010
Shares sold	132,500,999	64,569,656
Shares issued to shareholders in payment of distributions declared	1,040,560	1,750,794
Shares redeemed	(18,079,376)	(73,987,780)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	115,462,183	(7,667,330)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$15,517,804	$(15,517,804)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:
	2011	2010
Ordinary income	$93,323,414	$82,066,785
As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$352,672
Net unrealized appreciation	$98,993,219
Capital loss carryforwards	$(41,991,450)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.
At December 31, 2011, the cost of investments for federal tax purposes was $3,643,995,980. The net unrealized appreciation of investments for federal tax purposes was $98,993,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,880,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,887,210.
At December 31, 2011, the Fund had a capital loss carryforward of $41,991,450 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2013	$1,956,693	N/A	$1,956,693
2014	$18,701,202	N/A	$18,701,202
2015	$6,318,825	N/A	$6,318,825
2017	$15,014,730	N/A	$15,014,730
The Fund used capital loss carryforwards of $1,334,704 to offset taxable capital gains realized during the year ended December 31, 2011.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2011, the Adviser voluntarily reimbursed $411,134 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, FAS waived its entire fee of $1,870,894.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2011, were as follows:
Purchases	$79,117,042
Sales	$64,226,991
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.
9. RECENT ACCOUNTING PRONOUNCEMENTS
In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.
In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,026.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “ Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: March 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: September 1996	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of the Trust with respect to the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
28142 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $82,900

Fiscal year ended 2011 - $79,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $36

Fiscal year ended 2011 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,579 and $1,309 respectively. Fiscal year ended 2012- Audit consent fees for N-14 merger documents. Fiscal year ended 2011- Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,

Fiscal year ended 2012 - $307,489

Fiscal year ended 2011 - $376,828

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013